Income Taxes - Additional Information (Details) - Domestic Tax Authority [Member] $ in Millions	12 Months Ended
Dec. 31, 2021 USD ($)
Income taxes
Tax net operating loss carryforwards	$ 8.8
Valuation allowance of operating loss carryforwards	2.7
Increase in net operating loss carryforwards	$ 1.0